Cash and Cash Equivalents - Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash and cash equivalents [abstract]
Cash and cash equivalents (as above)	₨ 169,793	$ 2,321	₨ 144,499		₨ 158,529
Bank overdrafts	(130)		(395)		(4)
Total	₨ 169,663	$ 2,319	₨ 144,104	$ 1,970	₨ 158,525	₨ 40,926